Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment - Office Equipment [Member]	Mar. 31, 2024
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Office equipment	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Office equipment	5 years